INVESTMENTS IN NON-CONSOLIDATED COMPANIES INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Schedule of principal in non-consolidated companies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 478,348	$ 418,379	$ 250,412
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	20.47%
Investments in non-consolidated companies	$ 466,299	411,134	$ 239,960
Other non-consolidated companies
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies	$ 5,187	$ 3,801
Brazil | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	34.39%	34.39%
Investments in non-consolidated companies	$ 466,299	$ 411,134
Mexico | Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Proportion of voting rights held by non-consolidated companies	48.00%	48.00%
Investments in non-consolidated companies	$ 6,862	$ 3,444